Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	16 Months Ended	21 Months Ended	39 Months Ended	44 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Sep. 30, 2023	Jun. 30, 2023	Jun. 27, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 27, 2021	Jul. 22, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000027778 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mercer US Small/Mid Cap Equity Fund –Class I – 06/27/2023
Account Value	$ 11,556	$ 11,556	$ 11,556	$ 11,556	$ 11,556	$ 11,556	$ 11,556	$ 12,386	$ 12,282	$ 11,377	$ 11,950	$ 10,945		$ 9,854	$ 10,184	$ 10,000
Average Annual Return, Percent	(3.29%)		8.55%
C000027780 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mercer US Small/Mid Cap Equity Fund –Class Y-3 – 08/15/2005
Account Value	$ 20,050	20,050	$ 20,050	20,050	20,050	$ 20,050	$ 20,050				20,675						$ 17,003	$ 18,221			$ 17,614	$ 9,563	$ 12,206	$ 12,183	$ 10,816	$ 8,922	$ 10,000
Average Annual Return, Percent	(3.02%)					15.96%	7.21%
C000027786 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mercer Non-US Core Equity Fund –Class I – 7/22/2021
Account Value	$ 11,654	11,654	11,654	11,654	$ 11,654	$ 11,654	$ 11,654				10,828						9,170	9,402		$ 10,000
Average Annual Return, Percent	7.64%				4.23%
C000027788 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mercer Non-US Core Equity Fund –Class Y-3 – 08/18/2006
Account Value	$ 19,474	19,474	19,474	19,474	$ 19,474	$ 19,474	$ 19,474				18,043						15,255	15,593			15,761	10,410	11,904	12,422	10,438	9,436	10,000
Average Annual Return, Percent	7.93%					13.35%	6.90%
C000027790 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mercer Core Fixed Income Fund –Class I – 12/27/2021
Account Value	$ 9,549	9,549	9,549	$ 9,549	9,549	$ 9,549	$ 9,549				9,100						8,877	9,386	$ 10,000
Average Annual Return, Percent	4.93%			(1.41%)
C000027792 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mercer Core Fixed Income Fund –Class Y-3 – 08/15/2005
Account Value	$ 12,081	12,081	12,081	$ 12,081	12,081	$ 12,081	$ 12,081				11,484						11,176	11,789			12,282	11,783	10,929	10,472	10,286	10,116	10,000
Average Annual Return, Percent	5.19%					0.50%	1.91%
C000106516 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mercer Emerging Markets Equity Fund –Class I – 06/27/2023
Account Value	$ 10,695	10,695	$ 10,695	10,695	10,695	$ 10,695	$ 10,695				10,109					10,000
Average Annual Return, Percent	5.79%		3.89%
C000106518 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mercer Emerging Markets Equity Fund –Class Y-3 – 05/01/2012
Account Value	$ 12,113	12,113	$ 12,113	12,113	12,113	$ 12,113	$ 12,113				11,421						11,241	12,422			14,674	9,070	11,276	12,567	10,215	8,794	10,000
Average Annual Return, Percent	6.20%					5.96%	1.94%
C000128966 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mercer Opportunistic Fixed Income Fund –Class I – 06/27/2023
Account Value	$ 10,990	10,990	$ 10,990	10,990	10,990	$ 10,990	$ 10,990				10,553					10,000
Average Annual Return, Percent	4.14%		5.50%
C000128968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mercer Opportunistic Fixed Income Fund –Class Y-3 – 08/21/2013
Account Value	$ 12,610	12,610	$ 12,610	12,610	12,610	$ 12,610	$ 12,610				12,079						11,232	11,575			11,988	10,247	10,742	11,327	10,352	9,385	10,000
Average Annual Return, Percent	4.40%					4.24%	2.35%
C000246249 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mercer Short Duration Fixed Income Fund –Class Y-3 – 12/01/2023
Account Value	$ 10,837	$ 10,837	10,837	10,837	10,837	$ 10,837	$ 10,837	10,672	10,653	10,337	10,216	10,139	$ 10,000
Average Annual Return, Percent	6.09%	6.20%
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500® Index
Account Value	$ 11,582	$ 11,582	$ 11,582	11,582	11,582	$ 11,582	$ 11,582	12,521	12,444	11,443	11,953	11,180		$ 9,863	$ 10,358	10,000	17,452	19,476			19,411	10,249	13,219	12,651	11,265	9,269	10,000
Average Annual Return, Percent	(3.11%)		8.71%			14.91%	7.46%
MSCI World ex USA IMI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA IMI Index
Account Value	$ 11,324	11,324	$ 11,324	11,324	$ 11,324	$ 11,324	$ 11,324				10,777						9,408	9,785		$ 10,000	14,394	9,695	11,470	11,944	10,391	9,288	10,000
Average Annual Return, Percent	5.08%				3.43%	11.95%	5.48%
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	4.88%				4.02%	11.77%	5.39%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,570	9,570	$ 9,570	$ 9,570	$ 9,570	$ 9,570	$ 9,570				9,124					10,000	8,971	9,422	$ 10,000		11,882	11,797	10,829	10,365	10,241	10,196	10,000
Average Annual Return, Percent	4.88%		3.98%	(1.34%)		(0.40%)	1.46%
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets® Index
Account Value	$ 11,608	11,608	$ 11,608	$ 11,608	11,608	$ 11,608	$ 11,608				10,740					10,000	12,311	13,786			15,552	9,818	11,928	12,882	10,311	8,796	10,000
Average Annual Return, Percent	8.09%		8.85%			7.94%	3.71%
ICE BofA Merrill Lynch Global High Yield 2 Constrained Index Unhedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Merrill Lynch Global High Yield 2% Constrained Index Unhedged
Average Annual Return, Percent	8.01%		10.16%			6.55%	4.59%
Secondary Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Secondary Benchmark
Account Value	$ 11,253	11,253	$ 11,253	11,253	11,253	$ 11,253	$ 11,253				10,615					$ 10,000	$ 11,429	$ 11,727			$ 12,366	$ 10,783	$ 11,030	$ 11,121	$ 10,454	$ 10,069	$ 10,000
Average Annual Return, Percent	6.01%		6.94%			3.88%	2.69%
Bloomberg U S 1 3 Year Gov Credit [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Gov/Credit
Account Value	$ 10,732	$ 10,732	$ 10,732	$ 10,732	$ 10,732	$ 10,732	$ 10,732	$ 10,560	$ 10,562	$ 10,258	$ 10,161	$ 10,119	$ 10,000
Average Annual Return, Percent	5.61%	5.45%